Merger and Reverse Recapitalization - Schedule of Common Stock Issued Following Consummation of Merger (Details) - shares		Dec. 31, 2021	Jul. 14, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, Shares outstanding			5,220,000
Common stock, Shares issued		185,993,058		39,510,108
Legacy Markforged shares (3)	[1]		143,795,504
Total shares of common stock immediately after Merger			185,251,837
PIPE[Member]
Business Acquisition [Line Items]
Common stock, Shares issued			21,000,000
Merger and PIPE financing shares (2)	[2]		41,456,333
AONE [Member]
Business Acquisition [Line Items]
Common stock, Shares outstanding	[3]		26,875,000
Less redemption of one Class A shares subject to possible redemption			(6,418,667)
Common stock of one			20,456,333
AONE [Member] | PIPE[Member]
Business Acquisition [Line Items]
Common stock, Shares issued			41,456,333

[1]	The number of Legacy Markforged shares was determined from the 151,005,831 shares of Legacy Markforged common stock outstanding immediately prior to the closing of the Merger converted at the Exchange Ratio. All fractional shares were rounded down.
[2]	This includes 2,610,000 contingently forfeitable Sponsor Shares pending the occurrence of the Sponsor Earnout Triggering Event
[3]	Includes AONE Class A shareholders 15,081,333, and AONE Class B shareholders 5,375,000